UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Provident Funding Loan Depositor, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020.

Date of Report (Date of filing): January 26, 2021

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: 0001794372

                                     Cullen Agler, (650) 652-1300

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PROVIDENT FUNDING LOAN DEPOSITOR, LLC

By: Provident Funding Associates, L.P., its sole member
Date: January 26, 2021	By:		/s/ Cullen Agler
		Name:	Cullen Agler
		Title:	Senior Vice President